Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income (loss) for the year	$ (6,797,718)	$ (21,885,410)	$ 4,329,342
Adjustments for:
Digital currencies items (note 21)	(22,483,518)	(17,876,857)	3,444,692
Interest income accrual		(48,000)
Gain on sale of property, plant and equipment			(1,140,658)
Depreciation of right-of-use assets	102,197	172,332	142,324
Depreciation and amortization	15,585,651	14,871,456	10,657,144
Interest on lease liabilities	24,707	92,860	58,014
Change in fair value of amount owing for Miner Lease Agreement		267,551	(1,693,088)
Share based compensation	1,748,506	1,620,777	3,296,238
Change in warrant liability	(4,071,434)	4,522,523	(32,010,637)
Share issuance cost			695,170
Loss on settlement of debt			294,306
Interest accrued on loan payable		138,300	(6,000)
Change in fair value of loan and salaries payable	793,606	310,521
Change in fair value of investment	(50,159)	(50,685)
Accretion on liability	38,413	(126,026)
Impairment of goodwill			1,260,783
Write-off of property, plant and equipment		1,363,941
Impairment of data miners			1,556,000
Deferred tax recovery			(1,537,467)
Foreign exchange loss (gain)	(5,581,069)	1,375,661	(3,660,296)
Working capital items (note 21)	3,158,474	1,678,098	(1,181,046)
Net cash used in operating activities	(17,532,344)	(13,572,958)	(15,495,179)
Investing activities
Purchase of property, plant and equipment	(3,790,777)	(3,007,766)	(14,685,038)
Proceeds from sale of property, plant and equipment		499,950	795,000
Acquisition of digital currency option calls			(623,000)
Acquisition of digital currency option calls			(3,932,000)
Business combination (note 3)		(4,749,666)
Digital currencies traded for cash	18,507,626	19,264,980	16,016,280
Net cash provided by (used in) investing activities	14,716,849	12,007,498	(2,428,758)
Financing activities
Proceeds from private placement, net of costs			8,314,269
Proceeds from pre-funded warrants			1,029,600
Proceeds from non-controlling interest	1,000,000
Repurchase of shares			(255,525)
Repayment of mortgage	(400,500)	(534,000)	(133,500)
Proceeds of shares issued for cash, net of issuance costs	4,006,157	1,073,244
Proceeds from loans payable		691,500	10,000,000
Repayment of loans payable	(317,559)	(1,027,753)
Lease payments	(109,980)	(146,880)	(96,000)
Net cash provided by financing activities	4,178,118	56,111	18,858,844
Net change in cash	1,362,623	(1,509,349)	934,907
Cash, beginning of year	341,273	1,850,622	915,715
Cash, end of year	$ 1,703,896	$ 341,273	$ 1,850,622